Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 05, 2021
Registrant Name	GMO TRUST
Entity Central Index Key	0000772129
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 05, 2021
Document Effective Date	Oct. 05, 2021
Prospectus Date	Jun. 30, 2021
GMO Benchmark-Free Allocation Fund | Class III
Prospectus:
Trading Symbol	GBMFX
GMO Benchmark-Free Allocation Fund | Class IV
Prospectus:
Trading Symbol	GBMBX
GMO Benchmark-Free Allocation Fund | Class I
Prospectus:
Trading Symbol	GBMIX
GMO Benchmark-Free Allocation Fund | Class R6
Prospectus:
Trading Symbol	GBMSX
GMO Alternative Allocation Fund | Class VI
Prospectus:
Trading Symbol	GAAVX
GMO Alternative Allocation Fund | Class R6
Prospectus:
Trading Symbol	GAAKX
GMO Alternative Allocation Fund | Class I
Prospectus:
Trading Symbol	GAAGX
GMO SGM Major Markets Fund | Class III
Prospectus:
Trading Symbol	GSMFX
GMO SGM Major Markets Fund | Class IV
Prospectus:
Trading Symbol	GSMJX
GMO SGM Major Markets Fund | Class VI
Prospectus:
Trading Symbol	GSMHX
GMO SGM Major Markets Fund | Class I
Prospectus:
Trading Symbol	GSMKX
GMO SGM Major Markets Fund | Class R6
Prospectus:
Trading Symbol	GAAJX